Trade and Other Payables	12 Months Ended
Dec. 31, 2020
Trade and other Payables
Trade and Other Payables

(22)    Trade and Other Payables

Details are as follows:

	Thousands of Euros
	31/12/2020	31/12/2019
Suppliers	601,618	581,882
VAT payable	11,694	9,999
Taxation authorities, withholdings payable	6,829	26,839
Social security payable	32,640	15,150
Other public entities	89,926	113,644
Other payables	141,089	165,632
Current income tax liabilities	3,482	5,966
	746,189	753,480

Suppliers

Details of balances with related parties are shown in note 31.

The Group’s exposure to currency risk and liquidity risk associated with trade and other payables is described in note 30.